Group balance sheet - USD ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Property, plant and equipment		$ 112,902	$ 114,836
Goodwill		12,373	12,480
Intangible assets		6,451	6,093
Investments in joint ventures		9,982	8,362
Investments in associates		21,001	18,975
Other investments		2,544	2,746
Fixed assets		165,253	163,492
Loans		922	840
Trade and other receivables		2,693	4,351
Derivative financial instruments		7,006	9,755
Prepayments		479	533
Deferred tax assets		6,410	7,744
Defined benefit pension plan surpluses		11,919	7,957
Non-current assets		194,682	194,672
Current assets
Loans		355	458
Inventories		23,711	16,873
Trade and other receivables		27,139	17,948
Derivative financial instruments		5,744	2,992
Prepayments		2,486	1,269
Current tax receivable		542	672
Other investments		280	333
Cash and cash equivalents		30,681	31,111
Current assets other than non-current assets or disposal groups classified as held for sale or as held for distribution to owners		90,938	71,656
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners		1,652	1,326
Current assets		92,590	72,982
Total assets		287,272	267,654
Current liabilities
Trade and other payables		52,611	36,014
Derivative financial instruments		7,565	2,998
Accruals		5,638	4,650
Current lease liabilities		1,747	1,933
Current finance debt		5,557	9,359
Current tax payable		1,554	1,038
Provisions		5,256	3,761
Current liabilities other than liabilities included in disposal groups classified as held for sale		79,928	59,753
Liabilities included in disposal groups classified as held for sale		359	46
Current liabilities		80,287	59,799
Non-current liabilities
Other payables		10,567	12,112
Derivative financial instruments		6,356	5,404
Accruals		968	852
Non-current lease liabilities		6,864	7,329
Finance debt		55,619	63,305
Deferred tax liabilities		8,780	6,831
Provisions		19,572	17,200
Defined benefit pension plan and other post-retirement benefit plan deficits		7,820	9,254
Non-current liabilities		116,546	122,287
Total liabilities		196,833	182,086
Net assets		90,439	85,568
Equity
bp shareholders’ equity		75,463	71,250
Non-controlling interests		14,976	14,318
Total equity	[1]	$ 90,439	$ 85,568

[1]	See Note 31 for further information.